Subsequent Events (Details) - USD ($)					1 Months Ended
	Apr. 09, 2021	Mar. 10, 2021	Mar. 09, 2021	Jan. 08, 2021	Feb. 23, 2021	Dec. 31, 2020	Sep. 07, 2020	Dec. 31, 2019
Subsequent Events (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)						$ 0.00166667		$ 0.00166667
Interest rate							6.00%
Ordinary shares issuable (in Shares)					9,155,464
Purchase an aggregate amount (in Shares)					9,155,464
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Principal amount				$ 1,650,000	$ 30,000,000
Ordinary shares, par value (in Dollars per share)				$ 0.00166667	$ 0.00166667
Gross proceeds				$ 1,500,000
Interest rate				9.00%
Original issue discount amount				$ 150,000
Investor fees				$ 20,000
Outstanding balance percentage				120.00%
Aggregate offering amount					$ 200,000,000
Powerbridge Zhuhai [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)						$ 0.001
Forecast [Member]
Subsequent Events (Details) [Line Items]
Principal amount	$ 7,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.00166667
Gross proceeds	$ 6,790,000
Purchase ordinary share (in Shares)	571,429
Securities purchase agreement, description	(i) US$3.675 per Ordinary Shares (the “Fixed Conversion Price”), or (ii) 90% of the lowest daily VWAP (as defined in the Note) during the 10 consecutive trading days immediately preceding the conversion date or other date of determination, but not lower than the floor price of US$1.50 per ordinary share. The Principal will become due and payable 12 months from the date of closing (the “Maturity Date”) and bears an annual interest rate of 6% unless earlier converted or redeemed by the Company.
Subsequent event, description	The first closing consists of offer and sale of a Note in the principal amount of $4,000,000. The first closing occurred on April 9, 2021. The second closing consists of offer and sale of a Note in the principal amount of $3,000,000 and the Warrant. The second closing is expected to occur within five (5) trading days of the Company files its Form 20-F with the Securities and Exchange Commission (“SEC”) for the fiscal year ended December 31, 2020 in compliance with applicable rules and regulations promulgated by the SEC and is subject to various conditions. The Warrant will be exercisable immediately following the date of issuance for a period of five years at an initial exercise price of $3.675.
Forecast [Member] | Powerbridge Zhuhai [Member]
Subsequent Events (Details) [Line Items]
Loan payable		$ 2,298,851	$ 459,770
Fixed annual interest rate		5.30%	4.50%